Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Jan. 14, 2019
Document Effective Date	Jan. 14, 2019
Prospectus Date	Oct. 31, 2018
WBI BullBear Rising Income 2000 ETF | WBI BullBear Rising Income 2000 ETF
Prospectus:
Trading Symbol	WBIA
WBI BullBear Value 2000 ETF | WBI BullBear Value 2000 ETF
Prospectus:
Trading Symbol	WBIB
WBI BullBear Yield 2000 ETF | WBI BullBear Yield 2000 ETF
Prospectus:
Trading Symbol	WBIC
WBI BullBear Quality 2000 ETF | WBI BullBear Quality 2000 ETF
Prospectus:
Trading Symbol	WBID
WBI BullBear Rising Income 1000 ETF | WBI BullBear Rising Income 1000 ETF
Prospectus:
Trading Symbol	WBIE
WBI BullBear Value 1000 ETF | WBI BullBear Value 1000 ETF
Prospectus:
Trading Symbol	WBIF
WBI BullBear Yield 1000 ETF | WBI BullBear Yield 1000 ETF
Prospectus:
Trading Symbol	WBIG
WBI BullBear Quality 1000 ETF | WBI BullBear Quality 1000 ETF
Prospectus:
Trading Symbol	WBIL
WBI BullBear Global Income ETF | WBI BullBear Global Income ETF
Prospectus:
Trading Symbol	WBII
WBI BullBear Global High Income ETF | WBI BullBear Global High Income ETF
Prospectus:
Trading Symbol	WBIH
WBI BullBear Global Rotation ETF | WBI BullBear Global Rotation ETF
Prospectus:
Trading Symbol	WBIR
WBI Power Factor™ High Dividend ETF | WBI Power Factor High Dividend ETF
Prospectus:
Trading Symbol	WBIY